Note 11 - Notes Payable - Summary of Interest Expense on Notes Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Total interest expense	$ 1,839,749	$ 1,277,965
Notes Payable [Member]
Interest on notes payable, related parties	56,346	31,546
Amortization of debt discounts on notes payable, related parties	1,009,396	817,594
Amortization of debt discounts on notes payable	164,590	108,245
Interest - other	1,575	0
Total interest expense	1,839,749	1,277,965
Notes Payable [Member] | Related Party [Member]
Interest on notes payable, related parties	598,340	320,580
Notes Payable [Member] | Nonrelated Party [Member]
Interest on notes payable, related parties	$ 65,848	$ 31,546